FAIR VALUE - Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible notes payable
FAIR VALUE
Fair value	$ 13,286,405	$ 13,651,000
Convertible notes payable | Level 3
FAIR VALUE
Fair value	13,286,405	13,651,000
Subordinated convertible notes
FAIR VALUE
Fair value	18,720,000	10,355,681
Subordinated convertible notes | Level 3
FAIR VALUE
Fair value	18,720,000	10,355,681
Earn-out liability
FAIR VALUE
Fair value	730,000	12,810,000
Earn-out liability | Level 3
FAIR VALUE
Fair value	730,000	12,810,000
Warrant liability
FAIR VALUE
Fair value	134,043	1,991,503	$ 562,244
Warrant liability | Level 3
FAIR VALUE
Fair value	$ 134,043	$ 1,991,503	$ 562,244